OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 12	$ 32
Prepaid expenses	60	23
Lease deposits	41	53
Related parties	6	10
Others	28	57
Total	$ 147	$ 175